SHAREHOLDERS' EQUITY - Reclassification of Prior Year Financial Statement Item (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Accumulated deficit	$ (3,676,714)	$ (6,552,641)	$ (3,363,436)
Accumulated other comprehensive income (loss)	$ 560,127	(89,121)	$ 56,432
Previously reported
SHAREHOLDERS' EQUITY
Accumulated deficit offset		(141,225)
Accumulated other comprehensive income (loss) offset		(141,225)
Accumulated deficit		(141,225)
Accumulated other comprehensive income (loss)		$ 141,225